Derivative liabilities (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Nov. 05, 2021
IfrsStatementLineItems [Line Items]
Fair value of put and call options on business combination		$ 691			$ 691
Fair value gain on change in fair value of derivative liabilities	$ 278	242	$ 4,588	$ (1,511)
Derivatives [member]
IfrsStatementLineItems [Line Items]
Fair value gain on change in fair value of derivative liabilities	$ 294	$ 132	$ 3,999
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase common shares outstanding	8,849,251		8,849,251	8,849,251
Exercise of warrants per common share		0.245
Additional exercise price of per warrants in cash		$ 0.0001